Business Combinations (Tables)	9 Months Ended
Sep. 30, 2025
Business combinations [Abstract]
Schedule of Acquired Assets and Assumed Liabilities

The resulting allocation is summarized below:

Cash	$1,020,700
Promissory note and interest	128,294
Sign on bonus	130,000
Earn out payment payable	196,072
Working capital adjustment	114,969
Total consideration	$1,590,035

Net assets (liabilities) acquired of the Company:
Cash	$108,507
Receivables, net	130,893
Prepaid expenses and deposits	14,949
Inventory	230,000
Property and equipment	9,060
Intangible - customer relationships	230,000
Intangible – brand name	140,000
Accounts payable and accrued liabilities	(33,009)
Total net assets (liabilities)	$830,400

Goodwill	$759,635

The acquisition was accounted for as a business combination under ASC 805, and the purchase price was allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date, as determined by an independent valuation specialist. The allocation is summarized below:

Cash	$650,000
Working capital adjustment	228,174
Total consideration	$878,174

Net assets (liabilities) acquired of the Company:
Cash	$22,406
Receivables, net	188,117
Prepaid expenses and deposits	38,188
Property and equipment	328,000
Intangible - Customer Relationships	102,100
Intangible - Backlog	20,000
Accounts payable and accrued liabilities	(20,537)
Total net assets (liabilities)	$678,274

Goodwill	$199,900